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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08220

ING Variable Products Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:       December 31

Date of reporting period:    March 31, 2006

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING VP Convertible Portfolio
ING VP Financial Services Portfolio
ING VP High Yield Bond Portfolio
ING VP International Value Portfolio
ING VP LargeCap Growth Portfolio
ING VP MidCap Opportunities Portfolio
ING VP Real Estate Portfolio
ING VP SmallCap Opportunities Portfolio

The schedules are not audited.

		PORTFOLIO OF INVESTMENTS
ING VP Convertible Portfolio		as of March 31, 2006 (Unaudited)

Principal
Amount			Value

CONVERTIBLE CORPORATE BONDS: 56.4%

		Advertising: 1.7%
$120,000		Lamar Advertising Co., 2.875%, due 12/31/10	$139,350
			139,350
		Aerospace/Defense: 5.0%
100,000		EDO Corp., 4.000%, due 11/15/25	110,250
150,000	#	L-3 Communications Corp., 3.000%, due 08/01/35	154,875
179,000		Spacehab, Inc., 5.500%, due 10/15/10	151,255
			416,380
		Auto Parts & Equipment: 0.8%
170,000		Lear Corp., 4.940%, due 02/20/22	79,050
			79,050
		Biotechnology: 4.4%
100,000	#	Amgen, Inc., 0.125%, due 02/01/11	101,250
50,000	#	Amgen, Inc., 0.375%, due 02/01/13	50,750
215,000		Millennium Pharmaceuticals, Inc., 5.500%, due 01/15/07	213,388
			365,388
		Chemicals: 0.4%
40,000		Hercules Trust II, 6.500%, due 06/30/29	32,200
			32,200
		Commercial Services: 0.9%
60,000	#	Euronet Worldwide, Inc., 3.500%, due 10/15/25	70,950
			70,950
		Diversified Financial Services: 0.6%
50,000	@@, #	AngloGold Holdings Plc, 2.375%, due 02/27/09	53,813
			53,813
		Electric: 1.0%
75,000		Centerpoint Energy, Inc., 3.750%, due 05/15/23	83,156
			83,156
		Electronics: 0.7%
60,000	@@	Flextronics International Ltd, 1.000%, due 08/01/10	54,450
			54,450
		Entertainment: 2.4%
134,000		International Game Technology, 1.060%, due 01/29/33	101,003
75,000		Shuffle Master, Inc., 1.250%, due 04/15/24	100,875
			201,878
		Healthcare — Products: 1.9%
100,000		Advanced Medical Optics, Inc., 2.500%, due 07/15/24	108,875
50,000		St Jude Medical, Inc., 2.800%, due 12/15/35	49,563
			158,438
		Internet: 1.9%
100,000		Amazon.com, Inc., 4.750%, due 02/01/09	95,625
50,000		Openwave Systems, Inc., 2.750%, due 09/09/08	64,500
			160,125
		Leisure Time: 2.8%
100,000	@@, +	Carnival Corp., 1.132%, due 04/29/33	70,500
100,000	#	Navigant International, Inc., 4.875%, due 11/01/23	95,375
100,000	@@	Royal Caribbean Cruises Ltd., 2.720%, due 05/18/21	66,625
			232,500

		PORTFOLIO OF INVESTMENTS
ING VP Convertible Portfolio		as of March 31, 2006 (Unaudited)(continued)

Principal
Amount			Value

CONVERTIBLE CORPORATE BONDS: 56.4% (continued)

		Lodging: 1.5%
$81,000		Hilton Hotels Corp., 3.375%, due 04/15/23	$98,719
20,000		Starwood Hotels & Resorts Worldwide, Inc., 3.500%, due 05/16/23	27,250
			125,969

		Media: 4.6%
105,000		Citadel Broadcasting Corp., 1.875%, due 02/15/11	86,100
200,000		EchoStar Communications Corp., 5.750%, due 05/15/08	198,500
100,000		Liberty Media Corp., 3.500%, due 01/15/31	101,500
			386,100

		Mining: 0.9%
45,000	@@	Inco Ltd., 1.000%, due 03/14/23	71,944
			71,944

		Oil & Gas: 1.7%
100,000		Devon Energy Corp., 4.900%, due 08/15/08	116,500
25,000	@@	Transocean, Inc., 1.500%, due 05/15/21	28,219
			144,719

		Oil & Gas Services: 2.4%
100,000		Cooper Cameron Corp., 1.500%, due 05/15/24	137,875
40,000	@@	Schlumberger Ltd., 2.125%, due 06/01/23	65,500
			203,375

		Packaging & Containers: 0.5%
40,000	#	Sealed Air Corp., 3.000%, due 06/30/33	39,400
			39,400

		Pharmaceuticals: 5.5%
125,000		Abgenix, Inc., 1.750%, due 12/15/11	229,219
80,000		Dov Pharmaceutical, Inc., 2.500%, due 01/15/25	75,000
80,000		Isolagen, Inc., 3.500%, due 11/01/24	45,000
125,000		NPS Pharmaceuticals, Inc., 3.000%, due 06/15/08	110,313
			459,532

		Real Estate Investment Trust: 1.4%
100,000		Vornado Realty LP, 3.875%, due 04/15/25	112,625
			112,625

		Retail: 2.0%
100,000		Costco Wholesale Corp., 0.000%, due 08/19/17	123,500
40,000		Rite Aid Corp., 4.750%, due 12/01/06	39,650
			163,150

		Semiconductors: 4.5%
200,000		Atmel Corp., 4.750%, due 05/23/21	99,000
100,000		Cypress Semiconductor Corp., 1.250%, due 06/15/08	125,250
50,000	#	Intel Corp., 2.950%, due 12/15/35	43,125
150,000		Pixelworks, Inc., 1.750%, due 05/15/24	105,375
			372,750

		Software: 1.6%
130,000		BEA Systems, Inc., 4.000%, due 12/15/06	129,350
			129,350

		Telecommunications: 2.8%
125,000		Ciena Corp., 3.750%, due 02/01/08	118,125
90,000		RF Micro Devices, Inc., 1.500%, due 07/01/10	111,713
			229,838

		Transportation: 2.5%
130,000	@@	OMI Corp., 2.875%, due 12/01/24	117,650
75,000		Yellow Corp., 5.000%, due 08/08/23	94,590
			212,240

		Total Convertible Corporate Bonds
		(Cost $4,476,120)	4,698,670

		PORTFOLIO OF INVESTMENTS
ING VP Convertible Portfolio		as of March 31, 2006 (Unaudited)(continued)

Shares			Amount

COMMON STOCK: 7.6%

		Electrical Components & Equipment: 2.7%
7,497	@	General Cable Corp.	$227,384
			227,384
		Food: 0.4%
861	@	Dean Foods Co.	33,433
			33,433
		Healthcare - Services: 0.6%
640	@	WellPoint, Inc.	49,555
			49,555
		Investment Companies: 1.9%
1,200		SPDR Trust Series 1	155,796
			155,796
		Miscellaneous Manufacturing: 1.8%
900		General Electric Co.	31,302
4,389	@@	Tyco International Ltd.	117,974
			149,276
		Retail: 0.2%
400		Wal-Mart Stores, Inc.	18,896
			18,896
		Total Common Stock
		(Cost $409,993)	634,340

PREFERRED STOCK: 28.7%

		Advertising: 0.4%
1,000		Interpublic Group of Cos., Inc.	36,890
			36,890
		Auto Manufacturers: 0.6%
2,300	C	General Motors Corp.	53,383
			53,383
		Chemicals: 0.8%
1,500		Huntsman Corp.	64,530
			64,530
		Diversified Financial Services: 2.0%
5,000		Citigroup Funding, Inc.	162,900
			162,900
		Electric: 2.6%
80	C	NRG Energy, Inc.	100,200
500		NRG Energy, Inc.	119,375
			219,575
		Federal National Mortgage Association: 1.2%
1	C	Fannie Mae	96,068
			96,068
		Food: 0.4%
1,500		Albertson’s, Inc.	37,650
			37,650

		PORTFOLIO OF INVESTMENTS
ING VP Convertible Portfolio		as of March 31, 2006 (Unaudited)(continued)

Shares			Amount

PREFERRED STOCK: 28.7% (continued)

		Gas: 1.7%
500	C	SEMCO Energy, Inc.	$91,125
1,000		Southern Union Co.	49,650
			140,775

		Insurance: 7.4%
2,250		Hartford Financial Services Group, Inc.	162,113
2,500	@@	IPC Holdings Ltd.	69,375
3,900		Reinsurance Group of America	235,950
5,200	C	Travelers Property Casualty Corp.	124,748
1,000	@@	XL Capital Ltd.	24,890
			617,076

		Media: 0.6%
1,100		Comcast Corp.	47,850
			47,850

		Mining: 1.6%
100		Freeport-McMoRan Copper & Gold, Inc.	128,463
			128,463

		Oil & Gas: 3.3%
2,000	#	Chesapeake Energy Corp.	273,750
			273,750

		Packaging & Containers: 2.2%
5,300	C	Owens-Illinois, Inc.	183,380
			183,380

		Real Estate Investment Trust: 0.9%
3,000		FelCor Lodging Trust, Inc.	75,000
			75,000

		Retail: 0.9%
3,100		Rite Aid Corp.	71,455
			71,455

		Savings & Loans: 0.9%
1,600		Sovereign Capital Trust	73,000
			73,000

		Telecommunications: 1.2%
100	C	Lucent Technologies Capital Trust I	100,288
			100,288

		Total Preferred Stock
		(Cost $2,300,593)	2,382,033

		Total Long-Term Investments
		(Cost $7,186,706)	7,715,043

		PORTFOLIO OF INVESTMENTS
ING VP Convertible Portfolio		as of March 31, 2006 (Unaudited)(continued)

Principal
Amount				Value

SHORT-TERM INVESTMENTS: 5.6%

		Repurchase Agreement: 5.6%
$466,000		Morgan Stanley Repurchase Agreement dated 03/31/06, 4.800%, due 04/03/06, $466,186 to be received upon repurchase (Collateralized by $485,000 Federal National Mortgage Association, 5.600%, Market Value plus accrued interest $482,025, due 02/08/16)		$466,000

		Total Short-Term Investments
		(Cost $466,000)		466,000

		Total Investments in Securities
		(Cost $7,652,706)*	98.3%	$8,181,043
		Other Assets and Liabilities—Net	1.7	142,843
		Net Assets	100.0%	$8,323,886

	@	Non-income producing security
	@@	Foreign Issuer
	+	Step-up basis bonds. Interest rates shown reflect current coupon rates.
	#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	C	Bond may be called prior to maturity date.
	*	Cost for federal income tax purposes is the same as for financial statement purposes.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$826,603
		Gross Unrealized Depreciation		(298,266)
		Net Unrealized Appreciation		$528,337

PORTFOLIO OF INVESTMENTS
ING VP Financial Services Portfolio	as of March 31, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 95.1%

		Banks: 25.1%
27,200		Associated Banc-Corp.	$924,256
70,048		Bank of America Corp.	3,189,986
63,523		Bank of New York	2,289,369
18,015		City National Corp.	1,383,372
40,705		Prosperity Bancshares, Inc.	1,229,698
84,818		US BanCorp.	2,586,949
28,417		Wachovia Corp.	1,592,773
66,154		Wells Fargo & Co.	4,225,256
22,034		Zions Bancorporation	1,822,873
			19,244,532
		Diversified Financial Services: 41.0%
28,559	@	Affiliated Managers Group	3,044,675
28,145		American Express Co.	1,479,020
24,467		Capital One Financial Corp.	1,970,083
17,973		CIT Group, Inc.	961,915
89,017		Citigroup, Inc.	4,204,273
55,022		Countrywide Financial Corp.	2,019,307
26,423		Fannie Mae	1,358,142
15,342		Franklin Resources, Inc.	1,445,830
21,395		Freddie Mac	1,305,095
22,190		Goldman Sachs Group, Inc.	3,482,942
79,266		JPMorgan Chase & Co.	3,300,636
10,526		Lehman Brothers Holdings, Inc.	1,521,323
38,516		Merrill Lynch & Co., Inc.	3,033,520
37,965		Morgan Stanley	2,384,961
			31,511,722
		Home Builders: 1.6%
38,056		DR Horton, Inc.	1,264,220
			1,264,220
		Insurance: 25.5%
34,694	@@	ACE Ltd	1,804,435
30,459		Aflac, Inc.	1,374,615
12,663		Allstate Corp.	659,869
46,432		American International Group, Inc.	3,068,691
37,700	@@	Axis Capital Holdings Ltd.	1,127,230
24,200	@@	Endurance Specialty Holdings Ltd.	787,710
62,493		Genworth Financial, Inc.	2,089,141
19,385		Hartford Financial Services Group, Inc.	1,561,462
18,000	@@	IPC Holdings Ltd.	504,900
14,539		Lincoln National Corp.	793,684
18,601		PMI Group, Inc.	854,158
18,085		Prudential Financial, Inc.	1,371,024
13,959		Radian Group, Inc.	841,030
35,588		St. Paul Cos.	1,487,223
19,300	@@	XL Capital Ltd	1,237,323
			19,562,495
		Real Estate Investment Trust: 1.1%
36,925		KKR Financial Corp.	828,227
			828,227

PORTFOLIO OF INVESTMENTS
ING VP Financial Services Portfolio	as of March 31, 2006 (Unaudited)(continued)

Shares				Value

COMMON STOCK: 95.1% (continued)

		Software: 0.8%
13,177		First Data Corp.		$616,947
				616,947

		Total Common Stock
		(Cost $65,517,081)		73,028,143

Principal
Amount				Value

SHORT-TERM INVESTMENTS: 5.0%

		Repurchase Agreement: 5.0%
$3,811,000		Morgan Stanley Repurchase Agreement dated 03/31/06, 4.800%, due
		04/03/06, $3,812,524 to be received upon repurchase (Collateralized by
		$3,890,000 Federal National Mortgage Association, 5.700%, Market Value
		plus accrued interest $3,892,341, due 03/28/17)		$3,811,000

		Total Short-Term Investments
		(Cost $3,811,000)		3,811,000

		Total Investments in Securities
		(Cost $69,328,081)*	100.1%	$76,839,143
		Other Assets and Liabilities—Net	(0.1)	(59,684)
		Net Assets	100.0%	$76,779,459

	@	Non-income producing security
	@@	Foreign Issuer
	*	Cost for federal income tax purposes is $69,729,493.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$7,397,635
		Gross Unrealized Depreciation		(287,985)
		Net Unrealized Appreciation		$7,109,650

			PORTFOLIO OF INVESTMENTS
ING VP High Yield Bond Portfolio			as of March 31, 2006 (Unaudited)

Principal
Amount			Value

CORPORATE BONDS/NOTES: 89.3%

		Advertising: 1.4%
$27,000		Lamar Media Corp., 6.625%, due 08/15/15	$27,000
225,000	#	RH Donnelley Corp., 6.875%, due 01/15/13	211,500
415,000	#	RH Donnelley Corp., 6.875%, due 01/15/13	390,100
525,000	#	RH Donnelley Corp., 8.875%, due 01/15/16	548,625
235,000		Vertis, Inc., 9.750%, due 04/01/09	242,050
			1,419,275
		Aerospace/Defense: 1.4%
265,000		DRS Technologies, Inc., 6.625%, due 02/01/16	265,000
516,000		DRS Technologies, Inc., 6.875%, due 11/01/13	518,580
135,000		DRS Technologies, Inc., 7.625%, due 02/01/18	139,725
86,000		L-3 Communications Corp., 6.125%, due 01/15/14	84,065
27,000		L-3 Communications Corp., 6.375%, due 10/15/15	26,730
355,000		L-3 Communications Corp., 7.625%, due 06/15/12	368,313
16,000		Orbital Sciences Corp., 9.000%, due 07/15/11	17,160
55,000		Sequa Corp., 9.000%, due 08/01/09	59,125
			1,478,698
		Apparel: 1.8%
215,000		Levi Strauss & Co., 9.740%, due 04/01/12	223,600
53,000		Perry Ellis International, Inc., 8.875%, due 09/15/13	53,265
800,000		Phillips-Van Heusen, 8.125%, due 05/01/13	852,000
665,000		Russell Corp., 9.250%, due 05/01/10	693,263
			1,822,128
		Auto Manufacturers: 0.9%
1,195,000		General Motors Corp., 8.375%, due 07/15/33	881,313
			881,313
		Auto Parts & Equipment: 1.3%
698,000		Accuride Corp., 8.500%, due 02/01/15	695,383
180,000		ArvinMeritor, Inc., 8.125%, due 09/15/15	169,425
415,000		Tenneco, Inc., 8.625%, due 11/15/14	417,075
51,000		TRW Automotive, Inc., 9.375%, due 02/15/13	55,399
			1,337,282
		Building Materials: 1.6%
566,000	@@	Ainsworth Lumber Co. Ltd., 6.750%, due 03/15/14	493,835
52,000	@@	Ainsworth Lumber Co. Ltd., 6.750%, due 03/15/14	45,370
135,000		Goodman Global Holding Co., Inc., 7.491%, due 06/15/12	138,038
280,000		Goodman Global Holding Co., Inc., 7.875%, due 12/15/12	277,900
735,000		Ply Gem Industries, Inc., 9.000%, due 02/15/12	687,225
42,000	#	RMCC Acquisition Co., 9.500%, due 11/01/12	43,260
6,000		Texas Industries, Inc., 7.250%, due 07/15/13	6,210
			1,691,838
		Chemicals: 3.7%
88,000		Equistar Chemicals LP, 10.125%, due 09/01/08	93,940
290,000		Equistar Chemicals LP, 10.625%, due 05/01/11	315,375
45,000		IMC Global, Inc., 10.875%, due 08/01/13	51,750
1,445,000	S	Lyondell Chemical Co., 9.625%, due 05/01/07	1,499,188
78,000	@@, #	Montell Finance Co. BV, 8.100%, due 03/15/27	76,050

			PORTFOLIO OF INVESTMENTS
ING VP High Yield Bond Portfolio			as of March 31, 2006 (Unaudited)(continued)

Principal
Amount			Value

CORPORATE BONDS/NOTES: 89.3% (continued)

$730,000	@@	Nova Chemicals Corp., 6.500%, due 01/15/12	$682,550
760,000	@@	Nova Chemicals Corp., 7.561%, due 11/15/13	767,600
67,000		OM Group, Inc., 9.250%, due 12/15/11	69,680
24,000	@@	Rhodia SA, 7.625%, due 06/01/10	24,480
237,000		Rockwood Specialties Group, Inc., 10.625%, due 05/15/11	261,293
			3,841,906
		Commercial Services: 3.2%
236,000		American Color Graphics, Inc., 10.000%, due 06/15/10	169,035
365,000		Cenveo Corp., 7.875%, due 12/01/13	358,613
24,000		Concentra Operating Corp., 9.125%, due 06/01/12	25,260
44,000		Corrections Corp. of America, 6.250%, due 03/15/13	43,505
645,000		Corrections Corp. of America, 7.500%, due 05/01/11	667,575
37,000		Geo Group, Inc., 8.250%, due 07/15/13	37,740
700,000	#	Hertz Corp., 8.875%, due 01/01/14	729,750
85,000		Mail-Well I, Corp., 9.625%, due 03/15/12	91,906
495,000		United Rentals North America, Inc., 6.500%, due 02/15/12	487,575
675,000		United Rentals North America, Inc., 7.000%, due 02/15/14	653,063
26,000		United Rentals North America, Inc., 7.750%, due 11/15/13	26,130
			3,290,152
		Computers: 0.3%
300,000	#	Solar Capital Corp., 9.125%, due 08/15/13	318,750
			318,750
		Cosmetics/Personal Care: 0.0%
27,000		Revlon Consumer Products Corp., 8.625%, due 02/01/08	27,135
			27,135
		Diversified Financial Services: 6.3%
87,655		AES Red Oak LLC, 8.540%, due 11/30/19	95,983
30,000	+	Alamosa Delaware, Inc., 12.000%, due 07/31/09	32,475
595,000	#	Astoria Depositor Corp., 8.144%, due 05/01/21	625,122
29,000		BCP Crystal US Holdings Corp., 9.625%, due 06/15/14	32,263
41,000		E*Trade Financial Corp., 7.375%, due 09/15/13	42,025
795,000		General Motors Acceptance Corp., 5.125%, due 05/09/08	748,552
40,000		General Motors Acceptance Corp., 5.625%, due 05/15/09	37,250
140,000		General Motors Acceptance Corp., 6.125%, due 02/01/07	137,866
1,265,000		General Motors Acceptance Corp., 6.875%, due 09/15/11	1,180,380
320,000		Jostens IH Corp., 7.625%, due 10/01/12	317,600
38,000		Madison River Capital LLC, 13.250%, due 03/01/10	40,090
332,000	#	Rainbow National Services LLC, 8.750%, due 09/01/12	355,240
20,000		Standard Aero Holdings, Inc., 8.250%, due 09/01/14	17,700
1,861,829	#	TRAINS, 7.651%, due 06/15/15	1,885,795
250,000		Universal City Development Partners, 11.750%, due 04/01/10	276,875
675,000		Vanguard Health Holding Co. II LLC, 9.000%, due 10/01/14	693,563
			6,518,779
		Electric: 8.3%
199,000		AES Corp., 7.750%, due 03/01/14	209,945
620,000	#	AES Corp., 8.750%, due 05/15/13	672,700
435,000		AES Corp., 8.875%, due 02/15/11	470,888
71,000		Allegheny Energy Supply, 7.800%, due 03/15/11	75,881
1,280,000		Aquila, Inc., 7.625%, due 11/15/09	1,316,800
680,000		CMS Energy Corp., 7.500%, due 01/15/09	702,950
59,358		Homer City Funding LLC, 8.734%, due 10/01/26	67,371
49,096		LSP Energy LP, 7.164%, due 01/15/14	49,614
650,000		Midwest Generation LLC, 8.300%, due 07/02/09	672,042
113,028		Midwest Generation LLC, 8.560%, due 01/02/16	121,909
65,000		Midwest Generation LLC, 8.750%, due 05/01/34	70,688

			PORTFOLIO OF INVESTMENTS
ING VP High Yield Bond Portfolio			as of March 31, 2006 (Unaudited)(continued)

Principal
Amount			Value

CORPORATE BONDS/NOTES: 89.3% (continued)

$1,335,000	#	Mirant North America LLC, 7.375%, due 12/31/13	$1,368,375
398,000		Nevada Power Co., 10.875%, due 10/15/09	431,180
255,000		Nevada Power Co., 5.875%, due 01/15/15	251,511
745,000		NRG Energy, Inc., 7.250%, due 02/01/14	758,969
38,768		Reliant Energy Mid-Atlantic Power Holdings LLC, 9.237%, due 07/02/17	42,862
15,160	#	South Point Energy Center LLC, 8.400%, due 05/30/12	14,260
400,000		TECO Energy, Inc., 6.750%, due 05/01/15	413,000
400,000		TECO Energy, Inc., 7.500%, due 06/15/10	423,000
510,000		TXU Corp., 5.550%, due 11/15/14	479,602
			8,613,547
		Electrical Components & Equipment: 0.0%
42,000		Superior Essex Communications LLC, 9.000%, due 04/15/12	42,420
			42,420
		Electronics: 0.5%
145,000	@@	Celestica, Inc., 7.625%, due 07/01/13	146,088
105,000	@@	Celestica, Inc., 7.875%, due 07/01/11	107,625
68,000		Sanmina-SCI Corp., 6.750%, due 03/01/13	65,110
135,000		Sanmina-SCI Corp., 8.125%, due 03/01/16	137,025
58,000		Viasystems, Inc., 10.500%, due 01/15/11	58,580
			514,428
		Engineering & Construction: 0.0%
13,000		Ahern Rentals, Inc., 9.250%, due 08/15/13	13,618
			13,618
		Entertainment: 2.5%
25,000		AMC Entertainment, Inc., 8.000%, due 03/01/14	22,438
67,000		AMC Entertainment, Inc., 9.875%, due 02/01/12	66,330
635,000		American Casino and Entertainment, 7.850%, due 02/01/12	654,050
300,000		Marquee, Inc., 8.625%, due 08/15/12	315,000
552,000		Pinnacle Entertainment, Inc., 8.250%, due 03/15/12	580,980
26,000		River Rock Entertainment Authority, 9.750%, due 11/01/11	28,210
912,000		Warner Music Group, 7.375%, due 04/15/14	907,440
			2,574,448
		Environmental Control: 1.3%
1,146,000		Allied Waste North America, Inc., 8.500%, due 12/01/08	1,210,463
150,000		Waste Services, Inc., 9.500%, due 04/15/14	155,438
			1,365,901
		Food: 3.0%
25,000		Ahold Finance USA, Inc., 8.250%, due 07/15/10	26,625
800,000		Albertson’s, Inc., 7.450%, due 08/01/29	708,255
28,000		Del Monte Corp., 8.625%, due 12/15/12	29,715
750,000		Delhaize America, Inc., 8.125%, due 04/15/11	813,404
465,000		Dole Food Co., Inc., 8.625%, due 05/01/09	469,650
140,000		Land O’ Lakes, Inc., 9.000%, due 12/15/10	149,800
43,000		Smithfield Foods, Inc., 7.000%, due 08/01/11	43,000
365,000		Smithfield Foods, Inc., 7.750%, due 05/15/13	377,775
515,000		Stater Brothers Holdings, 8.125%, due 06/15/12	516,931
			3,135,155
		Forest Products & Paper: 1.6%
475,000	@@	Abitibi-Consolidated Finance LP, 7.875%, due 08/01/09	473,813
405,000		Appleton Papers, Inc., 8.125%, due 06/15/11	409,050
215,000	@@	Domtar, Inc., 7.125%, due 08/15/15	191,350
285,000	@@	Domtar, Inc., 7.875%, due 10/15/11	271,463
44,000	@@, #	Fraser Papers, Inc., 8.750%, due 03/15/15	39,160

			PORTFOLIO OF INVESTMENTS
ING VP High Yield Bond Portfolio			as of March 31, 2006 (Unaudited)(continued)

Principal
Amount			Value

CORPORATE BONDS/NOTES: 89.3% (continued)

$240,000		Georgia-Pacific Corp., 7.750%, due 11/15/29	$236,400
31,000		Neenah Paper, Inc., 7.375%, due 11/15/14	29,295
			1,650,531
		Gas: 1.1%
1,115,000		Colorado Interstate Gas Co., 5.950%, due 03/15/15	1,075,628
15,000		SEMCO Energy, Inc., 7.125%, due 05/15/08	15,159
17,000		SEMCO Energy, Inc., 7.750%, due 05/15/13	17,704
			1,108,491
		Healthcare — Products: 1.0%
40,000		Inverness Medical Innovations, Inc., 8.750%, due 02/15/12	39,600
970,000		VWR International, Inc., 8.000%, due 04/15/14	972,425
			1,012,025
		Healthcare — Services: 2.9%
400,000		Community Health Systems, Inc., 6.500%, due 12/15/12	389,500
490,000		DaVita, Inc., 7.250%, due 03/15/15	494,900
1,280,000		HCA, Inc., 6.375%, due 01/15/15	1,252,192
535,000		Psychiatric Solutions, Inc., 7.750%, due 07/15/15	547,038
240,000		Tenet Healthcare Corp., 6.375%, due 12/01/11	217,800
133,000		Tenet Healthcare Corp., 9.875%, due 07/01/14	135,328
			3,036,758
		Holding Companies — Diversified: 0.1%
155,000		Atlantic Broadband Finance LLC, 9.375%, due 01/15/14	147,638
			147,638
		Home Builders: 1.4%
500,000		Standard-Pacific Corp., 6.500%, due 08/15/10	480,000
100,000		Standard-Pacific Corp., 6.875%, due 05/15/11	96,000
310,000	#	STANLEY-MARTIN Communities, 9.750%, due 08/15/15	285,200
450,000		Technical Olympic USA, Inc., 9.000%, due 07/01/10	463,500
80,000		Technical Olympic USA, Inc., 10.375%, due 07/01/12	81,200
			1,405,900
		Home Furnishings: 0.7%
650,000		Norcraft Finance Corp., 9.000%, due 11/01/11	679,250
			679,250
		Household Products/Wares: 1.6%
465,000		American Achievement Corp., 8.250%, due 04/01/12	476,625
27,000		Gregg Appliances, Inc., 9.000%, due 02/01/13	25,178
578,000		Playtex Products, Inc., 8.000%, due 03/01/11	614,125
26,000		Spectrum Brands, Inc., 7.375%, due 02/01/15	22,750
615,000	+	Visant Holding Corp., 3.440%, due 12/01/13	473,550
			1,612,228
		Iron/Steel: 0.0%
40,000		California Steel Industries, Inc., 6.125%, due 03/15/14	38,400
			38,400
		Leisure Time: 0.8%
369,000	@@	NCL Corp., 10.625%, due 07/15/14	383,760
40,000	@@	Royal Caribbean Cruises Ltd., 7.500%, due 10/15/27	42,032
314,000	@@	Royal Caribbean Cruises Ltd., 8.000%, due 05/15/10	337,344
92,000	@@	Royal Caribbean Cruises Ltd., 8.750%, due 02/02/11	102,001
			865,137

			PORTFOLIO OF INVESTMENTS
ING VP High Yield Bond Portfolio			as of March 31, 2006 (Unaudited)(continued)

Principal
Amount			Value

CORPORATE BONDS/NOTES: 89.3% (continued)

		Lodging: 5.2%
$815,000		Aztar Corp., 7.875%, due 06/15/14	$886,313
630,000		Boyd Gaming Corp., 7.125%, due 02/01/16	641,813
360,000	#	French Lick Resorts & Casino LLC, 10.750%, due 04/15/14	361,800
52,000	@@, #	Grupo Posadas SA de CV, 8.750%, due 10/04/11	54,210
400,000		Mandalay Resort Group, 7.625%, due 07/15/13	415,000
700,000		MGM Mirage, 0.000%, due 04/25/10	701,988
690,000		MGM Mirage, 5.875%, due 02/27/14	653,775
67,000		MGM Mirage, 6.625%, due 07/15/15	66,246
25,000		MGM Mirage, 8.500%, due 09/15/10	26,875
26,000		Poster Financial Group, Inc., 8.750%, due 12/01/11	27,495
700,000		Station Casinos, Inc., 6.500%, due 02/01/14	695,625
320,000	#	Station Casinos, Inc., 6.625%, due 03/15/18	314,400
515,000		Wynn Las Vegas LLC, 6.625%, due 12/01/14	502,769
			5,348,309
		Machinery — Construction & Mining: 0.5%
480,000		Terex Corp., 7.375%, due 01/15/14	494,400
			494,400
		Machinery — Diversified: 0.1%
27,000		Columbus McKinnon Corp., 8.875%, due 11/01/13	28,485
28,000		Manitowoc Co., 10.500%, due 08/01/12	31,150
			59,635
		Media: 10.6%
51,000		Allbritton Communications Co., 7.750%, due 12/15/12	51,510
25,000		Cablevision Systems Corp., 9.620%, due 04/01/09	26,344
400,000	@@	CanWest Media, Inc., 8.000%, due 09/15/12	412,000
540,000		CBD Media, Inc., 8.625%, due 06/01/11	550,125
957,000	#	Charter Communications Operating LLC, 8.000%, due 04/30/12	957,000
605,000		Charter Communications Holdings LLC, 8.625%, due 04/01/09	408,375
28,000	+	Charter Communications Holdings LLC, 9.920%, due 04/01/11	14,560
38,000		Charter Communications Holdings LLC, 11.125%, due 01/15/11	20,330
350,000	#	Charter Communications, Inc., 8.375%, due 04/30/14	350,875
203,000		CSC Holdings, Inc., 7.625%, due 04/01/11	205,030
405,000		CSC Holdings, Inc., 7.625%, due 07/15/18	402,469
1,100,000		CSC Holdings, Inc., 8.125%, due 07/15/09	1,142,625
672,000		Dex Media Finance, 9.875%, due 08/15/13	746,760
230,000		Dex Media, Inc., 8.000%, due 11/15/13	238,050
1,330,000		Echostar DBS Corp., 5.750%, due 10/01/08	1,323,350
490,000	#	Echostar DBS Corp., 7.125%, due 02/01/16	484,488
410,000	+	Houghton Mifflin Co., 2.050%, due 10/15/13	351,575
140,000		Houghton Mifflin Co., 8.250%, due 02/01/11	145,600
495,000	+	Insight Communications Co., Inc., 12.250%, due 02/15/11	527,175
525,000	#	Nexstar Finance, Inc., 7.000%, due 01/15/14	498,750
375,000		Primedia, Inc., 10.124%, due 05/15/10	382,500
225,000		Primedia, Inc., 8.000%, due 05/15/13	207,000
740,000	@@	Shaw Communications, Inc., 7.200%, due 12/15/11	767,750
550,000		Sinclair Broadcast Group, Inc., 8.000%, due 03/15/12	563,750
203,000	@@	Videotron Ltee, 6.875%, due 01/15/14	205,030
			10,983,021
		Metal Fabricate/Hardware: 0.1%
24,000		Autocam Corp., 10.875%, due 06/15/14	16,200
36,000		Valmont Industries, Inc., 6.875%, due 05/01/14	36,090
44,000	#	Wolverine Tube, Inc., 7.375%, due 08/01/08	34,980
			87,270

			PORTFOLIO OF INVESTMENTS
ING VP High Yield Bond Portfolio			as of March 31, 2006 (Unaudited)(continued)

Principal
Amount			Value

CORPORATE BONDS/NOTES: 89.3% (continued)

		Mining: 0.1%
$27,000		Century Aluminum Co., 7.500%, due 08/15/14	$28,215
27,000		Southern Copper Corp., 7.500%, due 07/27/35	26,341
			54,556
		Miscellaneous Manufacturing: 0.1%
58,000		Park-Ohio Industries, Inc., 8.375%, due 11/15/14	54,955
			54,955
		Oil & Gas: 2.1%
475,000		Chesapeake Energy Corp., 6.250%, due 01/15/18	466,688
640,000		Chesapeake Energy Corp., 6.375%, due 06/15/15	632,800
45,000		El Paso Production Holding Co., 7.750%, due 06/01/13	46,856
120,000		Energy Partners Ltd., 8.750%, due 08/01/10	123,300
501,000		Newfield Exploration Co., 6.625%, due 09/01/14	504,758
39,000	@@	Paramount Resources Ltd., 8.500%, due 01/31/13	40,658
99,000		Parker Drilling Co., 9.570%, due 09/01/10	102,465
113,000	@@	Petrobras International Finance Co., 9.125%, due 07/02/13	132,210
23,000		Premcor Refining Group, Inc., 7.500%, due 06/15/15	24,296
140,000		Swift Energy Co., 7.625%, due 07/15/11	142,100
			2,216,131
		Oil & Gas Services: 0.9%
224,000		Hanover Compressor Co., 9.000%, due 06/01/14	241,920
120,000		Hanover Equipment Trust, 8.750%, due 09/01/11	126,150
505,000	#	RathGibson, Inc., 11.250%, due 02/15/14	530,250
			898,320
		Packaging & Containers: 1.6%
150,000	+	Consolidated Container Co. LLC, 2.440%, due 06/15/09	138,750
225,000		Consolidated Container Co. LLC, 10.125%, due 07/15/09	198,000
28,000		Constar International, Inc., 11.000%, due 12/01/12	21,980
550,000		Graham Packaging Co., Inc., 8.500%, due 10/15/12	558,250
425,000		Graphic Packaging International Corp., 8.500%, due 08/15/11	422,875
52,000		Owens Brockway Glass Container, Inc., 8.750%, due 11/15/12	55,900
226,000		Smurfit-Stone Container Corp., 8.250%, due 10/01/12	222,893
			1,618,648
		Pharmaceuticals: 0.0%
14,000	@@	Elan Finance PLC, 7.750%, due 11/15/11	13,335
			13,335
		Pipelines: 2.2%
260,000		El Paso Corp., 6.950%, due 12/15/07	263,250
70,000		El Paso Corp., 7.875%, due 06/15/12	73,238
80,000		El Paso Natural Gas Co., 7.625%, due 08/01/10	83,800
128,000		Sonat, Inc., 7.625%, due 07/15/11	132,480
610,000		Southern Natural Gas Co., 8.000%, due 03/01/32	672,060
7,000		Southern Natural Gas Co., 8.875%, due 03/15/10	7,481
405,000	#	Targa Resources, Inc., 8.500%, due 11/01/13	423,225
130,000		Transcontinental Gas Pipe LN, 7.250%, due 12/01/26	136,338
390,000		Transcontinental Gas Pipe LN, 8.875%, due 07/15/12	446,550
39,000		Williams Cos., Inc., 7.125%, due 09/01/11	40,316
			2,278,738
		Real Estate Investment Trust: 1.9%
770,000		Felcor Lodging LP, 8.830%, due 06/01/11	801,763
36,000		Host Marriott LP, 9.250%, due 10/01/07	37,890
54,000		iStar Financial, Inc., 6.500%, due 12/15/13	54,834
710,000		Meristar Hospitality Corp., 9.000%, due 01/15/08	756,150
205,000		MeriStar Hospitality Corp., 9.125%, due 01/15/11	238,313
20,000		Ventas Realty LP/Ventas Capital Corp., 8.750%, due 05/01/09	21,300
			1,910,250

			PORTFOLIO OF INVESTMENTS
ING VP High Yield Bond Portfolio			as of March 31, 2006 (Unaudited)(continued)

Principal
Amount			Value

CORPORATE BONDS/NOTES: 89.3% (continued)

		Retail: 2.6%
$540,000	#	Bon-Ton Stores, Inc., 10.250%, due 03/15/14	$522,180
34,000		Couche-Tard US LP/Couche-Tard Finance Corp., 7.500%, due 12/15/13	35,020
400,000		Dominos, Inc., 8.250%, due 07/01/11	412,000
135,000		General Nutrition Centers, Inc., 8.500%, due 12/01/10	128,588
645,000		General Nutrition Centers, Inc., 8.625%, due 01/15/11	656,288
425,000	#	GSC Holdings Corp., 8.000%, due 10/01/12	423,938
39,000		Landry’s Restaurants, Inc., 7.500%, due 12/15/14	37,830
360,000	#	Neiman-Marcus Group, Inc., 9.000%, due 10/15/15	382,500
75,000		Pantry, Inc., 7.750%, due 02/15/14	76,688
63,000		PEP Boys-Manny Moe & Jack, 7.500%, due 12/15/14	57,015
			2,732,047
		Savings & Loans: 0.0%
34,000		Western Financial Bank, 9.625%, due 05/15/12	38,335
			38,335
		Semiconductors: 0.5%
14,000	@@	MagnaChip Semiconductor SA, 8.000%, due 12/15/14	13,160
53,000	@@	STATS ChipPAC Ltd., 6.750%, due 11/15/11	52,205
433,000	@@	STATS ChipPAC Ltd., 7.500%, due 07/19/10	442,201
			507,566
		Software: 0.3%
320,000	#	Serena Software, Inc., 10.375%, due 03/15/16	336,800
			336,800
		Telecommunications: 11.5%
21,000		AirGate PCS, Inc., 8.795%, due 10/15/11	21,814
135,000		American Cellular Corp., 10.000%, due 08/01/11	147,150
276,000		American Tower Corp., 7.125%, due 10/15/12	288,420
305,000		American Tower Corp., 7.250%, due 12/01/11	319,488
682,000		Centennial Cellular Communications Corp., 10.125%, due 06/15/13	748,495
675,000		Centennial Communications Corp., 10.000%, due 01/01/13	704,531
250,000		Cincinnati Bell, Inc., 8.375%, due 01/15/14	255,313
550,000		Citizens Communications Co., 9.000%, due 08/15/31	590,563
785,000		Citizens Communications Co., 9.250%, due 05/15/11	865,463
800,000		Dobson Cellular Systems, 9.875%, due 11/01/12	878,000
57,000		Dobson Communications Corp., 8.875%, due 10/01/13	57,570
222,000		Dobson Communications Corp., 9.295%, due 10/15/12	221,445
54,000	@@	Empresa Brasileira de Telecom SA, 11.000%, due 12/15/08	60,210
195,000	#	Hawaiian Telcom Communications, Inc., 12.500%, due 05/01/15	194,025
113,000	@@	Innova S de RL, 9.375%, due 09/19/13	127,125
985,000		Insight Midwest LP, 10.500%, due 11/01/10	1,041,638
885,000	@@	Intelsat Ltd., 5.250%, due 11/01/08	840,750
270,000	@@	Intelsat Ltd., 6.500%, due 11/01/13	203,175
545,000	@@	Intelsat Subsidiary Holding Co. Ltd., 8.625%, due 01/15/15	565,438
29,000		iPCS, Inc., 11.500%, due 05/01/12	33,205
126,000		LCI International, Inc., 7.250%, due 06/15/07	127,890
1,625,000		Qwest Capital Funding, Inc., 6.375%, due 07/15/08	1,625,000
207,000		Qwest Capital Funding, Inc., 7.000%, due 08/03/09	211,140
20,000		Qwest Capital Funding, Inc., 7.250%, due 02/15/11	20,375
68,000		Qwest Communications International, Inc., 7.250%, due 02/15/11	70,040
200,000		Qwest Corp., 6.875%, due 09/15/33	193,000
100,000		Qwest Corp., 8.160%, due 06/15/13	110,500
230,000		Rural Cellular Corp., 8.250%, due 03/15/12	240,350
125,000		Rural Cellular Corp., 9.750%, due 01/15/10	127,500
263,000		Rural Cellular Corp., 9.875%, due 02/01/10	282,068

			PORTFOLIO OF INVESTMENTS
ING VP High Yield Bond Portfolio			as of March 31, 2006 (Unaudited)(continued)

Principal
Amount			Value

CORPORATE BONDS/NOTES: 89.3% (continued)

$78,000		SBA Communications Corp., 8.500%, due 12/01/12	$86,970
110,000	+	SBA Telecommunications, Inc., 0.720%, due 12/15/11	105,600
30,000	#	TTI Holding Corp., 10.000%, due 03/15/13	27,600
374,000		Ubiquitel, Inc., 9.875%, due 03/01/11	410,465
33,000		US Unwired, Inc., 10.000%, due 06/15/12	37,166
43,000		US Unwired, Inc., 9.160%, due 06/15/10	44,505
35,000		Valor Telecommunications Enterprises LLC, 7.750%, due 02/15/15	36,838
			11,920,825
		Textiles: 0.0%
45,000	#	Invista, 9.250%, due 05/01/12	48,375
			48,375
		Transportation: 0.3%
55,000	@@	CHC Helicopter Corp., 7.375%, due 05/01/14	56,375
123,000	@@	Grupo Transportacion Ferroviaria Mexicana SA DE CV, 10.250%, due 06/15/07	129,128
78,000	@@	Grupo Transportacion Ferroviaria Mexicana SA DE CV, 9.375%, due 05/01/12	86,190
			271,693
		Total Corporate Bonds/Notes
		(Cost $92,074,232)	92,316,340

Shares			Value

COMMON STOCK: 0.5%

		Lodging: 0.4%
8,200		Hilton Hotels Corp.	$208,772
3,600		Starwood Hotels & Resorts Worldwide, Inc.	243,828
			452,600
		Telecommunications: 0.1%
1,107	@	iPCS, Inc.	52,029
150	@, I	Jordan Tellecommunications	3,363
1,315	@, @@	NTL, Inc.	38,279
			93,671
		Total Common Stock
		(Cost $486,125)	546,271

PREFERRED STOCK: 0.1%
		Diversified Financial Services: 0.1%
2,545	C	AES Trust VII	123,751
			123,751
		Media: 0.0%
200	C	Paxson Communications Corp.	17,455
			17,455
		Total Preferred Stock
		(Cost $140,998)	141,206

WARRANTS: 0.1%
		Building Materials: 0.0%
195	#,I	Dayton Superior Corp.	2
			2

		PORTFOLIO OF INVESTMENTS
ING VP High Yield Bond Portfolio		as of March 31, 2006 (Unaudited)(continued)

Shares				Value

WARRANTS: 0.1% (continued)

		Commercial Services: 0.0%
82	I	Travelcenters of America, Inc.		$98
				98
		Media: 0.0%
48		XM Satellite Radio Holdings, Inc.		1,104
				1,104
		Telecommunications: 0.1%
176	#	American Tower Corp.		75,256
				75,256
		Total Warrants
		(Cost $59,547)		76,460

		Total Long-Term Investments
		(Cost $92,760,902)		93,080,277

Principal
Amount				Value

SHORT-TERM INVESTMENT: 9.7%

		Repurchase Agreement: 9.7%
$10,035,000		Goldman Sachs Repurchase Agreement dated 03/31/06, 4.790%, due
		04/03/06, $10,039,006 to be received upon repurchase (Collateralized by
		$10,322,000 Federal National Mortgage Association, 4.250%, Market
		Value plus accrued interest $10,236,178, due 05/15/09)		$10,035,000

		Total Short-Term Investments
		(Cost $10,035,000)		10,035,000

		Total Investments in Securities
		(Cost $102,795,902)*	99.7%	$103,115,277
		Other Assets and Liabilities—Net	0.3	295,256
		Net Assets	100.0%	$103,410,533
	@	Non-income producing security
	@@	Foreign Issuer
	+	Step-up basis bonds. Interest rates shown reflect current coupon rates.
	#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	C	Bond may be called prior to maturity date.
	I	Illiquid Security
	S	Segregated securities for certain derivatives, when-issued or delayed delivery
		securities and forward currency exchange contracts.
	*	Cost for federal income tax purposes is $102,832,803.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$928,541
		Gross Unrealized Depreciation		(646,067)
		Net Unrealized Appreciation		$282,474

The Fund may invest up to 15% of its net assets in illiquid securities. Pursuant to guidelines adopted by the Fund’s Board, the following securities have been deemed to be illiquid.

Security	Shares/ Principal Amount	Initial Acquisition Date	Cost	Value	Percent of Net Assets
Dayton Superior Corp.	$195	08/07/00	$2,792	$2	0.0%
Jordan Telecommunications	150	01/31/00	—	3,363	0.0%
Travelcenters of America, Inc.	82	09/23/05	25	24	0.0%
			$2,817	$3,389	0.0%

Information concerning open swaption contracts at March 31, 2006 is shown below:

Short Contracts	No. of Contracts	Notional Market Value	Expiration Date	Unrealized Gain (Loss)

Dow Jones Credit Index 102.4375 10MM	3,400,000	(132,804)	12/20/2010	(24,898)
Dow Jones Credit Index 102.4375 5MM	1,700,000	(66,403)	12/20/2010	(12,267)
		$(199,207)		$(37,165)

PORTFOLIO OF INVESTMENTS
ING VP International Value Portfolio	as of March 31, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 99.1%

		Australia: 1.2%
254,764		BHP Billiton Ltd.	$5,049,492
			5,049,492
		Belgium: 1.3%
146,500		Fortis	5,214,654
			5,214,654

		Canada: 2.6%
216,100		Petro - Canada	10,258,544
17,206	@, L	Tim Hortons, Inc.	456,819
			10,715,363
		China: 0.0%
10,300	@	China GrenTech Corp., Ltd. ADR	176,130
			176,130
		Finland: 3.2%
395,447	L	Nokia OYJ	8,163,779
211,900	L	UPM-Kymmene OYJ	4,988,832
			13,152,611
		France: 9.5%
95,900		BNP Paribas	8,862,786
71,176		Sanofi-Synthelabo SA	6,740,007
70,888		Societe Generale	10,607,198
37,570		Total SA	9,890,805
17,600	L	Total SA ADR	2,318,448
			38,419,244
		Germany: 15.0%
73,844		Allianz AG	12,299,190
106,900		Deutsche Bank AG	12,171,028
525,158		Deutsche Lufthansa AG	9,360,417
107,100		EON AG	11,753,897
25,800		Henkel KGaA	3,013,003
36,950		Schering AG	3,834,370
90,451		Siemens AG	8,411,545
			60,843,450
		Greece: 0.7%
76,338		Alpha Bank AE	2,817,438
			2,817,438
		Hong Kong: 3.0%
235,500	L	China Mobile Hong Kong Ltd. ADR	6,250,170
1,258,000		HongKong Electric Holdings	5,919,089
			12,169,259

		Italy: 4.1%
198,200		Banco Popolare di Verona e Novara Scrl	5,235,433
3,313,563		Terna S.p.A.	8,694,598
389,800		UniCredito Italiano S.p.A.	2,807,378
			16,737,409

PORTFOLIO OF INVESTMENTS
ING VP International Value Portfolio	as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 99.1% (continued)

		Japan: 23.2%
1,038,000		Amada Co., Ltd.	$11,324,806
305,000		Bank of Kyoto Ltd.	3,670,924
180,000		Komatsu Ltd.	3,424,625
31,600		Kyocera Corp.	2,778,582
270		Mitsubishi Tokyo Financial Group, Inc.	4,095,977
347,000		Mitsui Trust Holdings, Inc.	5,060,263
10,500		ORIX Corp.	3,253,182
285,978		Ricoh Co., Ltd.	5,565,897
124,100		Sankyo Co. Ltd	8,493,759
228,200		Sekisui House Ltd.	3,395,134
453,000		Sharp Corp.	7,997,252
350,000		Sumitomo Chemical Co., Ltd.	2,839,431
597,000		Sumitomo Electric Industries Ltd.	9,433,670
194,300		Takeda Chemical Industries Ltd.	11,025,539
214,200		Toyota Motor Corp.	11,634,350
			93,993,391

		Mexico: 0.3%
33,500	@	Grupo Aeroportuario del Pacifico SA de CV ADR	1,070,325
			1,070,325

		Netherlands: 6.5%
478,383		Aegon NV	8,812,231
214,242	L	Heineken NV	8,104,721
300,689		Royal Dutch Shell PLC	9,400,718
			26,317,670

		Singapore: 1.4%
3,546,000		Singapore Telecommunications Ltd.	5,799,145
			5,799,145

		South Africa: 0.8%
207,300		JD Group Ltd.	3,140,969
			3,140,969

		Spain: 0.6%
83,600		Repsol YPF SA	2,370,934
			2,370,934

		Sweden: 2.6%
839,000		Nordea AB	10,348,413
			10,348,413

		Switzerland: 5.8%
10,789	@	Barry Callebaut AG	4,440,226
107,034	L	Credit Suisse Group	5,973,221
31,610	L	Nestle SA	9,337,160
54,690	L	Swiss Reinsurance	3,801,976
			23,552,583

		Thailand: 1.1%
1,407,900		Bangkok Bank PLC	4,197,397
459,400		Krung Thai Bank PLC	128,705
			4,326,102

PORTFOLIO OF INVESTMENTS
ING VP International Value Portfolio	as of March 31, 2006 (Unaudited)(continued)

Shares				Value

COMMON STOCK: 99.1% (continued)

		United Kingdom: 14.6%
147,800		Anglo American PLC		$5,715,664
59,170		AstraZeneca PLC		2,967,866
990,587		BP PLC		11,374,462
215,101		HBOS PLC		3,580,908
413,200		HSBC Holdings PLC		6,904,462
1,735,083		Legal & General Group PLC		4,257,276
1,440,900		Old Mutual PLC		5,012,856
247,200		Royal Bank of Scotland Group PLC		8,024,534
379,257		Severn Trent PLC		7,328,320
1,976,058		Vodafone Group PLC		4,115,748
				59,282,096
		United States: 1.6%
124,600	L	Newmont Mining Corp.		6,465,494
				6,465,494
		Total Common Stock
		(Cost $342,566,596)		401,962,172

Principal
Amount				Value

SHORT-TERM INVESTMENTS: 9.9%

		Repurchase Agreement: 1.3%
$5,142,000		Goldman Sachs Repurchase Agreement dated 03/31/06, 4.790%, due 04/03/06, $5,144,053 to be received upon repurchase (Collateralized by $5,414,000 Federal Home Loan Mortgage Corporation, 3.625%, Market Value plus accrued interest $5,245,089, due 09/15/08)		$5,142,000

		Total Repurchase Agreement
		(Cost $5,142,000)		5,142,000

		Securities Lending Collateralcc: 8.6%
35,036,234		The Bank of New York Institutional Cash Reserves Fund		35,036,234

		Total Securities Lending Collateral:
		(Cost $35,036,234)		35,036,234

		Total Short-Term Investments
		(Cost $40,178,234)		40,178,234

		Total Investments in Securities
		(Cost $382,744,830)*	109.0%	$442,140,406
		Other Assets and Liabilities—Net	(9.0)	(36,437,609)
		Net Assets	100.0%	$405,702,797

	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2006.
	*	Cost for federal income tax purposes is $383,556,986.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$60,101,312
		Gross Unrealized Depreciation		(1,517,892)
		Net Unrealized Appreciation		$58,583,420

Percentage of
Industry	Net Assets
Airlines	2.3%
Auto Manufacturers	2.9
Banks	24.6
Beverages	2.0
Chemicals	0.7
Diversified Financial Services	0.8
Electric	6.5
Electrical Components and Equipment	4.3
Electronics	0.7
Engineering and Construction	0.3
Food	3.4
Forest Products and Paper	1.2
Home Builders	0.8
Household Products/Wares	0.7
Insurance	8.4
Leisure Time	2.1
Machinery - Construction and Mining	0.8
Machinery - Diversified	2.8
Mining	4.3
Miscellaneous Manufacturing	2.1
Office/Business Equipment	1.4
Oil and Gas	11.2
Pharmaceuticals	6.1
Retail	0.9
Telecommunications	6.0
Water	1.8
Repurchase	1.3
Securities Lending	8.6
Other Assets and Liabilities, Net	(9.0)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING VP LargeCap Growth Portfolio	as of March 31, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 99.7%

		Aerospace/Defense: 6.4%
1,050		Boeing Co.	$81,827
920		General Dynamics Corp.	58,862
			140,689

		Banks: 5.4%
1,560		Commerce BanCorp, Inc.	57,174
570	@@	UBS AG	62,683
			119,857

		Biotechnology: 2.3%
460	@	Amgen, Inc.	33,465
260	@	Genzyme Corp.	17,477
			50,942

		Commercial Services: 2.4%
590		Equifax, Inc.	21,972
420		Moody’s Corp.	30,013
			51,985

		Computers: 7.9%
530	@	Apple Computer, Inc.	33,242
2,830	@	Network Appliance, Inc.	101,965
690	@	Sandisk Corp.	39,689
			174,896

		Cosmetics/Personal Care: 1.0%
400		Procter & Gamble Co.	23,048
			23,048

		Diversified Financial Services: 14.9%
150		Chicago Mercantile Exchange	67,125
2,892		Countrywide Financial Corp.	106,136
720		Franklin Resources, Inc.	67,853
400		Legg Mason, Inc.	50,132
920	@	Nasdaq Stock Market, Inc.	36,837
			328,083

		Engineering & Construction: 1.5%
385		Fluor Corp.	33,033
			33,033

		Healthcare — Products: 5.1%
1,650		Medtronic, Inc.	83,738
710		St. Jude Medical, Inc.	29,110
			112,848

		Healthcare — Services: 7.2%
500	@	Coventry Health Care, Inc.	26,990
1,580		UnitedHealth Group, Inc.	88,259
550	@	WellPoint, Inc.	42,587
			157,836

PORTFOLIO OF INVESTMENTS
ING VP LargeCap Growth Portfolio	as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 99.7% (continued)

		Home Builders: 0.6%
400		DR Horton, Inc.	$13,288
			13,288
		Insurance: 0.9%
190		Progressive Corp.	19,809
			19,809
		Internet: 3.2%
290	@	eBay, Inc.	11,327
150	@	Google, Inc.	58,500
			69,827
		Lodging: 2.1%
700		Starwood Hotels & Resorts Worldwide, Inc.	47,411
			47,411
		Media: 0.9%
530	@	Viacom, Inc.	20,564
			20,564
		Mining: 2.4%
1,480	@@	Cameco Corp.	53,280
			53,280
		Miscellaneous Manufacturing: 1.3%
460		Danaher Corp.	29,233
			29,233
		Oil & Gas: 1.6%
720	@@	Petro - Canada	34,265
			34,265
		Oil & Gas Services: 1.9%
560		Halliburton Co.	40,891
			40,891
		Pharmaceuticals: 10.7%
210	@	Amylin Pharmaceuticals, Inc.	10,280
2,035	@@	AstraZeneca PLC ADR	102,218
760	@, @@	Elan Corp. PLC ADR	10,974
370	@	Gilead Sciences, Inc.	23,021
1,040	@@	Sanofi-Synthelabo SA ADR	49,348
2,180		Schering-Plough Corp.	41,398
			237,239
		Retail: 0.5%
190		Abercrombie & Fitch Co.	11,077
			11,077
		Semiconductors: 2.9%
820	@, @@	Marvell Technology Group Ltd.	44,362
360	@	Nvidia Corp.	20,614
			64,976
		Software: 12.1%
1,820	@	Adobe Systems, Inc.	63,554
1,590	@	Electronic Arts, Inc.	87,005

PORTFOLIO OF INVESTMENTS
ING VP LargeCap Growth Portfolio	as of March 31, 2006 (Unaudited)(continued)

Shares				Value

COMMON STOCK: 99.7% (continued)

2,115		Microsoft Corp.		$57,549
580	@	Pixar, Inc.		37,201
410	@@	SAP AG ADR		22,271
				267,580
		Telecommunications: 4.5%
600	@@	America Movil SA de CV ADR		20,556
1,570		Qualcomm, Inc.		79,457
				100,013
		Total Common Stock
		(Cost $1,902,357)		2,202,670

		Total Investments in Securities
		(Cost $1,902,357)*	99.7%	$2,202,670
		Other Assets and Liabilities—Net	0.3	5,633
		Net Assets	100.0%	$2,208,303

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	*	Cost for federal income tax purposes is $1,902,738.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$340,048
		Gross Unrealized Depreciation		(40,116)
		Net Unrealized Appreciation		$299,932

			PORTFOLIO OF INVESTMENTS
ING VP MidCap Opportunities Portfolio			as of March 31, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 97.9%

		Apparel: 3.4%
14,500	@	Carter’s, Inc.	$978,605
55,100	@	Coach, Inc.	1,905,358
32,000	@, @@	Gildan Activewear, Inc.	1,520,640
			4,404,603
		Banks: 1.0%
15,770		Zions Bancorporation	1,304,652
			1,304,652
		Biotechnology: 2.3%
67,400	@, L	Celgene Corp.	2,980,428
			2,980,428
		Coal: 2.2%
57,400		Peabody Energy Corp.	2,893,534
			2,893,534
		Commercial Services: 1.1%
13,600		Corporate Executive Board Co.	1,372,240
			1,372,240
		Computers: 1.8%
51,656	@, L	Micros Systems, Inc.	2,379,792
			2,379,792
		Distribution/Wholesale: 2.4%
46,100	@	Wesco International, Inc.	3,135,261
			3,135,261
		Diversified Financial Services: 4.8%
103,700	@	E*Trade Financial Corp.	2,797,826
26,400	@	Investment Technology Group, Inc.	1,314,720
16,900		Legg Mason, Inc.	2,118,077
			6,230,623
		Electrical Components & Equipment: 1.7%
49,900		Ametek, Inc.	2,243,504
			2,243,504
		Electronics: 3.2%
61,754	@	Jabil Circuit, Inc.	2,646,776
29,100	@	Thomas & Betts Corp.	1,495,158
			4,141,934
		Energy — Alternate Sources: 1.0%
71,300	@, L	KFX, Inc.	1,297,660
			1,297,660
		Equity Fund: 1.2%
10,480	L	Midcap SPDR Trust Series 1	1,518,028
			1,518,028

			PORTFOLIO OF INVESTMENTS
ING VP MidCap Opportunities Portfolio			as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 97.9% (continued)

		Healthcare — Products: 10.2%
28,500		CR Bard, Inc.	$1,932,585
64,400	@	Gen-Probe, Inc.	3,549,728
86,800	@, L	Hologic, Inc.	4,804,380
23,500	@, L	Kyphon, Inc.	874,200
103,400	@, L	PSS World Medical, Inc.	1,994,586
			13,155,479
		Healthcare — Services: 3.2%
60,200	@	Community Health Systems, Inc.	2,176,230
35,920	@, S	Coventry Health Care, Inc.	1,938,962
			4,115,192
		Home Furnishings: 1.7%
20,100		Harman International Industries, Inc.	2,233,713
			2,233,713
		Household Products/Wares: 1.7%
26,400		Fortune Brands, Inc.	2,128,632
			2,128,632
		Insurance: 1.3%
32,300	@, L	ProAssurance Corp.	1,679,600
			1,679,600
		Internet: 0.9%
49,400	@, L	aQuantive, Inc.	1,162,876
			1,162,876
		Lodging: 4.5%
32,900		Harrah’s Entertainment, Inc.	2,564,884
53,900		Hilton Hotels Corp.	1,372,294
23,100	L	Station Casinos, Inc.	1,833,447
			5,770,625
		Machinery — Diversified: 2.6%
47,100		Rockwell Automation, Inc.	3,386,961
			3,386,961
		Miscellaneous Manufacturing: 4.6%
15,100	@	Cooper Industries Ltd.	1,312,190
31,000		ITT Industries, Inc.	1,742,820
59,500		Roper Industries, Inc.	2,893,485
			5,948,495
		Oil & Gas: 1.5%
37,200		ENSCO International, Inc.	1,913,940
			1,913,940
		Oil & Gas Services: 5.2%
39,100	@	Cooper Cameron Corp.	1,723,528
20,300	@, L	National-Oilwell, Inc.	1,301,636
23,500	L	Smith International, Inc.	915,560
60,300	@, L	Veritas DGC, Inc.	2,737,017
			6,677,741

			PORTFOLIO OF INVESTMENTS
ING VP MidCap Opportunities Portfolio			as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 97.9% (continued)

		Pharmaceuticals: 6.8%
15,400		Allergan, Inc.	$1,670,900
34,000	@	Barr Pharmaceuticals, Inc.	2,141,320
45,700	@	Endo Pharmaceuticals Holdings, Inc.	1,499,417
31,000	@	Hospira, Inc.	1,223,260
39,500	@	Medco Health Solutions, Inc.	2,260,190
			8,795,087
		Retail: 5.9%
11,600		Abercrombie & Fitch Co.	676,280
41,850	L	Advance Auto Parts	1,742,634
36,800	@, L	Childrens Place	2,130,720
46,258	@	Office Depot, Inc.	1,722,648
17,800	@, L	Panera Bread Co.	1,338,204
			7,610,486
		Semiconductors: 8.6%
57,300	@	Advanced Micro Devices, Inc.	1,900,068
53,600	@, @@, L	ASML Holding NV	1,091,832
74,700	@	Broadcom Corp.	3,224,052
52,800		Linear Technology Corp.	1,852,224
31,100	@, L	MEMC Electronic Materials, Inc.	1,148,212
70,300		National Semiconductor Corp.	1,957,152
			11,173,540
		Software: 7.0%
60,200	@, L	Adobe Systems, Inc.	2,102,184
28,600	@, L	Ansys, Inc.	1,548,690
57,600	@	Autodesk, Inc.	2,218,752
36,400	@	Citrix Systems, Inc.	1,379,560
24,100	@	D&B Corp.	1,847,988
			9,097,174
		Telecommunications: 4.4%
126,800	@	Arris Group, Inc.	1,744,768
37,400	@, L	NII Holdings, Inc.	2,205,478
107,300	@	Tellabs, Inc.	1,706,070
			5,656,316
		Transportation: 1.7%
44,200	L	CH Robinson Worldwide, Inc.	2,169,778
			2,169,778

		Total Common Stock
		(Cost $97,070,986)	126,577,894

Principal Amount			Value

SHORT-TERM INVESTMENTS: 22.9%

		Repurchase Agreement: 2.4%
$3,069,000		Morgan Stanley Repurchase Agreement dated 03/31/06, 4.800%, due 04/03/06, $3,070,228 to be received upon repurchase (Collateralized by $3,195,000 Federal National Mortgage Association, 5.150%, Market Value plus accrued interest $3,141,612, due 03/08/12)	$3,069,000

		Total Repurchase Agreement
		(Cost $3,069,000)	3,069,000

			PORTFOLIO OF INVESTMENTS
ING VP MidCap Opportunities Portfolio			as of March 31, 2006 (Unaudited)(continued)

Principal Amount				Value

SHORT-TERM INVESTMENTS: 22.9% (continued)

			Securities Lending Collateralcc: 20.5%
$26,559,000			The Bank of New York Institutional Cash Reserves Fund	$26,559,000

			Total Securities Lending Collateral
			(Cost $26,559,000)	26,559,000

			Total Short-Term Investments
			(Cost $29,628,000)	29,628,000

			Total Investments in Securities
		(Cost $126,698,986)*	120.8%	$156,205,894
		Other Assets and Liabilities—Net	(20.8)	(26,915,282)
		Net Assets	100.0%	$129,290,612

	@		Non-income producing security
	@@		Foreign Issuer
	cc		Securities purchased with cash collateral for securities loaned.
	S		Segregated securities for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
	L		Loaned security, a portion or all of the security is on loan at March 31, 2006.
	*		Cost for federal income tax purposes is $126,702,056.
			Net unrealized appreciation consists of:
			Gross Unrealized Appreciation	$30,353,072
			Gross Unrealized Depreciation	(849,234)
			Net Unrealized Appreciation	$29,503,838

		PORTFOLIO OF INVESTMENTS
ING VP Real Estate Portfolio		as of March 31, 2006 (Unaudited)

Shares		Value

REAL ESTATE INVESTMENT TRUST: 95.2%

	Apartments: 20.6%
19,000	American Campus Communities, Inc.	$492,290
91,100	Archstone-Smith Trust	4,442,947
36,310	AvalonBay Communities, Inc.	3,961,421
36,800	BRE Properties	2,060,800
34,780	Camden Property Trust	2,505,899
94,900	Equity Residential	4,440,371
29,300	GMH Communities Trust	341,052
32,200	Post Properties, Inc.	1,432,900
34,600	United Dominion Realty Trust, Inc.	987,484
		20,665,164
	Diversified: 5.4%
31,400	Liberty Property Trust	1,480,824
41,200	Vornado Realty Trust	3,955,200
		5,436,024
	Health Care: 2.5%
73,300	Omega Healthcare Investors, Inc.	1,027,666
44,500	Ventas, Inc.	1,476,510
		2,504,176
	Hotels: 4.5%
47,180	Host Marriott Corp.	1,009,652
24,400	LaSalle Hotel Properties	1,000,400
66,500	Strategic Hotel Capital, Inc.	1,548,120
33,800	Sunstone Hotel Investors, Inc.	979,186
		4,537,358
	Office Property: 23.5%
34,100	BioMed Realty Trust, Inc.	1,010,724
47,800	Boston Properties, Inc.	4,457,350
21,900	CarrAmerica Realty Corp.	976,959
34,050	Corporate Office Properties Trust SBI MD	1,557,447
72,300	Equity Office Properties Trust	2,427,834
43,500	Highwoods Properties, Inc.	1,467,255
13,000	Kilroy Realty Corp.	1,004,380
54,800	Maguire Properties, Inc.	2,000,200
54,200	Reckson Associates Realty Corp.	2,483,444
31,100	SL Green Realty Corp.	3,156,650
114,310	Trizec Properties, Inc.	2,941,196
		23,483,439
	Regional Malls: 14.6%
68,700	General Growth Properties, Inc.	3,357,369
40,400	Macerich Co.	2,987,580
81,000	Simon Property Group LP	6,815,340
34,900	Taubman Centers, Inc.	1,454,283
		14,614,572
	Shopping Centers: 11.4%
43,100	Acadia Realty Trust	1,015,005
36,100	Developers Diversified Realty Corp.	1,976,475
33,700	Federal Realty Investment Trust	2,534,240

		PORTFOLIO OF INVESTMENTS
ING VP Real Estate Portfolio		as of March 31, 2006 (Unaudited)(continued)

Shares				Value

REAL ESTATE INVESTMENT TRUST: 95.2% (continued)

56,700		New Plan Excel Realty Trust		$1,470,798
27,700		Pan Pacific Retail Properties, Inc.		1,963,930
36,200		Regency Centers Corp.		2,432,278
				11,392,726
		Storage: 4.9%
29,200		Extra Space Storage, Inc.		501,948
36,200		Public Storage, Inc.		2,940,526
14,800		Shurgard Storage Centers, Inc.		986,124
23,900		U-Store-It Trust		481,585
				4,910,183
		Warehouse: 7.8%
54,000		AMB Property Corp.		2,930,580
90,800		Prologis		4,857,800
				7,788,380
		Total Real Estate Investment Trust
		(Cost $77,866,828)		95,332,022

COMMON STOCK: 2.0%

		Lodging: 2.0%
29,600		Starwood Hotels & Resorts Worldwide, Inc.		2,004,808

		Total Common Stock
		(Cost $1,784,747)		2,004,808

		Total Long-Term Investments
		(Cost $79,651,575)		97,336,830

Principal Amount				Value

SHORT-TERM INVESTMENTS: 2.0%

		U.S. Government Agency Obligations: 2.0%
$2,032,000		Federal Home Loan Bank, 4.400%, due 04/03/06		$2,031,255

		Total U.S. Government Agency Obligations
		(Cost $2,031,504)		2,031,255

		Total Investments in Securities
		(Cost $81,683,079)*	99.2%	$99,368,085
		Other Assets and Liabilities—Net	0.8	758,232
		Net Assets	100.0%	$100,126,317

	*	Cost for federal income tax purposes is $81,361,748.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$18,068,407
		Gross Unrealized Depreciation		(62,070)
		Net Unrealized Appreciation		$18,006,337

			PORTFOLIO OF INVESTMENTS
ING VP SmallCap Opportunities Portfolio			as of March 31, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 95.6%

		Aerospace/Defense: 0.2%
9,066	L	DRS Technologies, Inc.	$497,451
			497,451
		Apparel: 2.6%
29,001	@	Carter’s, Inc.	1,957,277
34,500	@, L	CROCS, Inc.	867,675
32,900	@, @@	Gildan Activewear, Inc.	1,563,408
61,100	@	Warnaco Group, Inc.	1,466,400
			5,854,760
		Banks: 1.6%
37,000	L	East-West Bancorp, Inc.	1,426,350
65,000		Whitney Holding Corp.	2,304,900
			3,731,250
		Biotechnology: 1.2%
66,200	@, L	Integra LifeSciences Holdings Corp.	2,712,876
			2,712,876
		Chemicals: 0.6%
28,500		Albemarle Corp.	1,292,475
			1,292,475
		Commercial Services: 6.0%
29,700	@	Advisory Board Co.	1,656,369
41,600		Arbitron, Inc.	1,406,912
34,100	@, L	DiamondCluster International, Inc.	364,870
48,100	@	FTI Consulting, Inc.	1,372,293
61,950		Healthcare Services Group	1,323,252
54,000	@, L	Huron Consulting Group, Inc.	1,635,660
34,329	@, L	iPayment, Inc.	1,470,998
73,300	@	Labor Ready, Inc.	1,755,535
62,600	@, L	Navigant Consulting, Inc.	1,336,510
54,400	@, L	Resources Connection, Inc.	1,355,104
			13,677,503
		Computers: 5.5%
34,474	@	Anteon International Corp.	1,880,901
7,200	@	CACI International, Inc.	473,400
59,800	@	Electronics for Imaging	1,672,606
102,200		Jack Henry & Associates, Inc.	2,337,314
55,600	@	Kronos, Inc.	2,078,884
50,458	@	Micros Systems, Inc.	2,324,600
80,400	@, L	Palm, Inc.	1,862,064
			12,629,769
		Distribution/Wholesale: 4.3%
58,000	@, L	Aviall, Inc.	2,208,640
35,300	@, L	Brightpoint, Inc.	1,096,418
46,125	@, L	Nuco2, Inc.	1,464,008
36,123		SCP Pool Corp.	1,694,530

			PORTFOLIO OF INVESTMENTS
ING VP SmallCap Opportunities Portfolio			as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 95.6% (continued)

48,200	@	Wesco International, Inc.	$3,278,082
			9,741,678
		Diversified Financial Services: 0.9%
12,800		National Financial Partners Corp.	723,456
29,100	L	Nuveen Investments, Inc.	1,401,165
			2,124,621
		Electrical Components & Equipment: 0.4%
33,415	@, L	Intermagnetics General Corp.	837,046
			837,046
		Electronics: 3.7%
11,600	@, L	Dionex Corp.	713,168
82,100		Keithley Instruments, Inc.	1,261,056
42,263	@, L	Measurement Specialties, Inc.	1,105,177
133,600		Symbol Technologies, Inc.	1,413,488
43,100	@	Thomas & Betts Corp.	2,214,478
37,700	@	Trimble Navigation Ltd.	1,698,385
			8,405,752
		Engineering & Construction: 0.6%
26,000	@, L	EMCOR Group, Inc.	1,291,160
			1,291,160
		Entertainment: 1.4%
32,300	@	Penn National Gaming, Inc.	1,362,414
36,900	@	Scientific Games Corp.	1,296,297
12,725	@, L	Shuffle Master, Inc.	454,792
			3,113,503
		Healthcare — Products: 4.8%
52,700	@, L	Arthrocare Corp.	2,520,114
39,300	@, L	DJ Orthopedics, Inc.	1,562,568
41,700	@	Gen-Probe, Inc.	2,298,504
12,747	@, L	Intuitive Surgical, Inc.	1,504,146
58,504	@, L	Kyphon, Inc.	2,176,349
32,309	@	Viasys Healthcare, Inc.	971,855
			11,033,536
		Healthcare — Services: 4.2%
43,300	@, L	Amedisys, Inc.	1,504,675
28,200	@	Pediatrix Medical Group, Inc.	2,894,448
94,400	@, L	Psychiatric Solutions, Inc.	3,127,472
56,045	@, L	United Surgical Partners International, Inc.	1,984,553
			9,511,148
		Housewares: 0.9%
43,800		Toro Co.	2,091,450
			2,091,450
		Insurance: 2.5%
52,200	@@	Aspen Insurance Holdings Ltd.	1,287,252
24,300	@@	Max Re Capital Ltd.	578,340
44,196	@	Philadelphia Consolidated Holding Co.	1,508,851
44,747	@	ProAssurance Corp.	2,326,844
			5,701,287

			PORTFOLIO OF INVESTMENTS
ING VP SmallCap Opportunities Portfolio			as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 95.6% (continued)

		Internet: 4.1%
32,662	@	Digital Insight Corp.	$1,188,897
26,500	@	F5 Networks, Inc.	1,920,985
104,500	@, L	Openwave Systems, Inc.	2,255,110
148,300	@, L	Sapient Corp.	1,131,529
132,100	@, L	Valueclick, Inc.	2,235,132
20,400	@, L	WebEx Communications, Inc.	686,868
			9,418,521
		Iron/Steel: 1.6%
34,500		Allegheny Technologies, Inc.	2,110,710
18,000	L	Cleveland-Cliffs, Inc.	1,568,160
			3,678,870
		Investment Companies: 5.0%
83,230	L	iShares Russell 2000 Growth Index Fund	6,633,431
63,800	L	iShares Russell 2000 Index Fund	4,848,800
			11,482,231
		Leisure Time: 0.6%
24,700	L	Polaris Industries, Inc.	1,347,632
			1,347,632
		Machinery — Construction & Mining: 0.6%
43,000		JLG Industries, Inc.	1,323,970
			1,323,970
		Machinery — Diversified: 1.7%
6,000	@, L	Middleby Corp.	502,320
27,600		Nordson Corp.	1,376,136
59,800	L	Wabtec Corp.	1,949,480
			3,827,936
		Metal Fabricate/Hardware: 0.6%
32,000	@, L	NS Group, Inc.	1,472,960
			1,472,960
		Miscellaneous Manufacturing: 0.3%
12,000	@, L	Ceradyne, Inc.	598,800
			598,800
		Oil & Gas: 4.1%
28,700		Cabot Oil & Gas Corp.	1,375,591
77,000	@, L	EXCO Resources, Inc.	964,810
20,600	L	Holly Corp.	1,526,872
47,500	@	McMoRan Exploration Co.	847,400
7,000	@	Plains Exploration & Production Co.	270,480
55,000	@	Southwestern Energy Co.	1,770,450
46,200	@	Unit Corp.	2,575,650
			9,331,253
		Oil & Gas Services: 3.3%
63,500	@	Dresser-Rand Group, Inc.	1,577,975
35,700	@	FMC Technologies, Inc.	1,828,554
36,200	@, L	Helix Energy Solutions	1,371,980
23,900	@, L	Oil States International, Inc.	880,715
69,000	@	Superior Energy Services	1,848,510
			7,507,734

			PORTFOLIO OF INVESTMENTS
ING VP SmallCap Opportunities Portfolio			as of March 31, 2006 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 95.6% (continued)

		Packaging & Containers: 0.6%
19,150	L	Greif, Inc.	$1,310,243
			1,310,243
		Pharmaceuticals: 7.3%
93,600	@, L	Abgenix, Inc.	2,106,000
8,000	@, L	Adams Respiratory Therapeutics, Inc.	318,160
74,200	@, L	Alkermes, Inc.	1,636,110
40,200	@, L	Amylin Pharmaceuticals, Inc.	1,967,790
66,600	@, L	Cubist Pharmaceuticals, Inc.	1,529,802
57,800	@, L	First Horizon Pharmaceutical Corp.	1,457,138
82,100	@	HealthExtras, Inc.	2,898,130
30,400	@, L	Neurocrine Biosciences, Inc.	1,962,016
45,900	@, L	Onyx Pharmaceuticals, Inc.	1,205,334
25,600	@, L	United Therapeutics Corp.	1,696,768
			16,777,248
		Real Estate Investment Trust: 0.5%
80,000		Omega Healthcare Investors, Inc.	1,121,600
			1,121,600
		Retail: 4.4%
29,500	@, L	Childrens Place	1,708,050
62,100	@, L	GameStop Corp.	2,927,394
64,900	@	Morton’s Restaurant Group, Inc.	1,127,962
75,143	@, L	Pacific Sunwear of California	1,665,169
26,885	@	Sonic Corp.	944,470
25,000	@, L	Tractor Supply Co.	1,658,500
			10,031,545
		Savings & Loans: 0.2%
27,300	L	NewAlliance Bancshares, Inc.	393,939
			393,939
		Semiconductors: 5.3%
81,400	@, L	Actel Corp.	1,297,516
146,000	@, L	Entegris, Inc.	1,553,440
38,000	@, L	Formfactor, Inc.	1,494,160
62,000	@	Integrated Device Technology, Inc.	921,320
60,900	@, L	Micrel, Inc.	902,538
56,500	L	Microsemi Corp.	1,644,715
73,000	@	Semtech Corp.	1,305,970
61,400	@, L	Tessera Technologies, Inc.	1,969,712
39,750	@	Varian Semiconductor Equipment Associates, Inc.	1,116,180
			12,205,551
		Software: 7.7%
81,300	@, L	Activision, Inc.	1,121,127
66,100	@	Ansys, Inc.	3,579,315
45,600	@, L	Filenet Corp.	1,232,112
28,300		Global Payments, Inc.	1,500,183
106,800	@, L	Informatica Corp.	1,660,740
90,200		MoneyGram International, Inc.	2,770,944
70,500	@	Progress Software Corp.	2,050,845
69,400	@, L	THQ, Inc.	1,796,766
73,419	@, L	Witness Systems, Inc.	1,864,843
			17,576,875

		PORTFOLIO OF INVESTMENTS
ING VP SmallCap Opportunities Portfolio		as of March 31, 2006 (Unaudited)(continued)

Shares				Value

COMMON STOCK: 95.6% (continued)

		Storage/Warehousing: 0.8%
60,000	@, L	Mobile Mini, Inc.		$1,855,200
				1,855,200
		Telecommunications: 2.6%
62,000	@	Arris Group, Inc.		853,120
145,580	@, L	Powerwave Technologies, Inc.		1,963,874
83,700	@	SBA Communications Corp.		1,959,417
89,000	@, L	Tekelec		1,230,870
				6,007,281
		Transportation: 2.9%
60,000	L	Forward Air Corp.		2,237,400
52,800	@	HUB Group, Inc.		2,406,624
97,500	L	Knight Transportation, Inc.		1,925,625
				6,569,649
		Total Common Stock
		(Cost $169,872,696)		218,086,303

Principal Amount				Value

SHORT-TERM INVESTMENTS: 31.0%

		Repurchase Agreements: 4.8%
$1,515,000		Deutsche Bank Repurchase Agreement dated 03/31/06, 4.750%, due 04/03/06, $1,515,600 to be received upon repurchase (Collateralized by $1,550,000 Federal Home Loan Bank, Market Value plus accrued interest $1,549,482, due 11/16/07)		$1,515,000

9,375,000		Morgan Stanley Repurchase Agreement dated 03/31/06, 4.790%, due 04/03/06, $9,378,742 to be received upon repurchase (Collateralized by $9,643,000 Federal National Mortgage Association, 4.250%, Market Value plus accrued $9,562,824, due 05/15/09)		9,375,000

		Total Repurchase Agreements
		(Cost $10,890,000)		10,890,000

		Securities Lending Collateralcc: 26.2%
59,812,764		The Bank of New York Institutional Cash Reserves Fund		59,812,764

		Total Securities Lending Collateral
		(Cost $59,812,764)		59,812,764

		Total Short-Term Investments
		(Cost $70,702,764)		70,702,764

		Total Investments in Securities
		(Cost $240,575,460)*	126.6%	$288,789,067
		Other Assets and Liabilities—Net	(26.6)	(60,756,425)
		Net Assets	100.0%	$228,032,642

@	Non-income producing security
@@	Foreign Issuer
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at March 31, 2006.
*	Cost for federal income tax purposes is $240,665,429.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$50,787,971
	Gross Unrealized Depreciation	(2,664,333)
	Net Unrealized Appreciation	$48,123,638

Item 2. Controls and Procedures.

(a)          Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)         There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Variable Products Trust

By	/s/ James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	May 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	May 30, 2006

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	May 30, 2006